UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-5028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices) (Zip code)

Ernest L. Schmider

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: March 31

Date of reporting period: July 1, 2006 - June 30, 2007

Item 1. Proxy Voting Record

PIMCO Funds (the “Registrant”) is an open-end management investment company currently consisting of 66 separate portfolios (“Funds”). The following provides the proxy voting record for certain Funds. Such Funds held portfolio securities for which certain matters relating to such portfolio securities were considered at a shareholder meeting held during the period ending June 30, 2007 with respect to which the Registrant was entitled to vote on behalf of the Funds. The remaining Funds did not hold portfolio securities for which any matters relating to such portfolio securities were considered at a shareholder meeting held during the period ending June 30, 2007 with respect to which the Registrant was entitled to vote on behalf of the Funds.

	(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Fund Name	Issuer Name	Exchange Ticker Symbol	CUSIP or ISIN	Security Holder Meeting Date	Matter Voted On	Issuer or Security Holder Proposal	Vote Cast (Y/N?)	Vote Cast: For Against, Abstain	Vote Cast “For” or “Against” Management or “Abstain”
PIMCO All Asset All Authority Fund

	Fundamental IndexPLUSTM TR Fund Institutional Class	N/A	72201F854	09/28/2006	Proxy to approve subadvisory agreement	Issuer	Y	For	For

PIMCO All Asset Fund

	Fundamental IndexPLUSTM Fund Institutional Class	N/A	72201F805	09/28/2006	Proxy to approve subadvisory agreement	Issuer	Y	For	For
	Fundamental IndexPLUSTM TR Fund Institutional Class	N/A	72201F854	09/28/2006	Proxy to approve subadvisory agreement	Issuer	Y	For	For

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO FUNDS

By:	/s/ Ernest L. Schmider
Ernest L. Schmider, Principal Executive Officer

Date: August 31, 2007